Junior Subordinated Debentures Held by Trusts that Issued Capital Debt - Summary of Capital Securities and Junior Subordinated Debentures (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Sun Capital Trust V [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Capital securities, distribution rate spread on variable rate	2.80%
Sun Capital Trust VI [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Capital securities, distribution rate spread on variable rate	2.80%
Sun Statutory Trust VII [Member]
Debt Instrument [Line Items]
Capital securities, distribution rate spread on variable rate	1.35%
Sun Statutory Trust VII [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Capital securities, distribution rate spread on variable rate	1.35%
Sun Capital Trust VII [Member]
Debt Instrument [Line Items]
Capital securities, distribution rate spread on variable rate	1.53%
Sun Capital Trust VII [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Capital securities, distribution rate spread on variable rate	6.428%
Sun Capital Trust VIII [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Capital securities, distribution rate spread on variable rate	1.39%